Bank Loans, Current and Non Current (Tables)	6 Months Ended
Jun. 30, 2025
Bank Loans, Current and Non Current [Abstract]
Schedule of Bank Loans Represent the Amounts Due to Various Banks

Bank loans represent the amounts due to various banks that are due within and over one year. As of June 30, 2025 and December 31, 2024, bank loans consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Short-term bank loans:
Loan from Xiamen International Bank	$2,792	$2,740
Loan from China Citic Bank	2,792	2,740
Loan from Bank of Beijing	-	2,740
Loan from Huaxia Bank	2,094	1,370
	$7,678	$9,590
Long-term bank loans:
Loan from China Construction Bank	$1,396	$1,370
	$1,396	$1,370